Income Tax Expense - Details of the Changes in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ (2,603,987)	₩ (2,354,804)
Deferred tax expense (income)	(331,704)	(75,249)
Directly charged to (credited from) equity	(191,043)	(173,676)	₩ 11,912
Business combinations	(1,158)	(258)
Spin-off	2,186,719
Ending	(941,173)	(2,603,987)	(2,354,804)
Loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	91,285	88,913
Deferred tax expense (income)	(8,397)	1,326
Directly charged to (credited from) equity	0
Business combinations	0	1,046
Spin-off	(5,531)
Ending	77,357	91,285	88,913
Accrued interest income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(1,631)	(2,039)
Deferred tax expense (income)	(2,022)	435
Directly charged to (credited from) equity	0
Business combinations	0	(27)
Spin-off	3,487
Ending	(166)	(1,631)	(2,039)
Financial assets measured at fair value [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(81,055)	98,101
Deferred tax expense (income)	(6,765)	(17,586)
Directly charged to (credited from) equity	(208,490)	(166,612)
Business combinations	0	5,042
Spin-off	138,482
Ending	(157,828)	(81,055)	98,101
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(1,673,906)	(1,613,048)
Deferred tax expense (income)	(281,035)	(60,844)
Directly charged to (credited from) equity	(34)	(14)
Business combinations	0
Spin-off	1,923,158
Ending	(31,817)	(1,673,906)	(1,613,048)
Property equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(511,862)	(371,489)
Deferred tax expense (income)	(42,456)	(47,468)
Directly charged to (credited from) equity	0
Business combinations	(1,023)	(92,905)
Spin-off	249,374
Ending	(305,967)	(511,862)	(371,489)
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	6,294	2,543
Deferred tax expense (income)	(1,436)	3,751
Directly charged to (credited from) equity	0
Business combinations	0
Spin-off	(660)
Ending	4,198	6,294	2,543
Retirement benefit obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	102,285	100,194
Deferred tax expense (income)	(3,563)	1,873
Directly charged to (credited from) equity	(3,780)	(164)
Business combinations	0	382
Spin-off	(42,610)
Ending	52,332	102,285	100,194
Valuation gain (loss) on derivatives [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	14,767	17,507
Deferred tax expense (income)	210	4,146
Directly charged to (credited from) equity	(5,709)	(6,886)
Business combinations	0
Spin-off	(2,932)
Ending	6,336	14,767	17,507
Foreign currency translation differences for foreign operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	21,774	22,005
Deferred tax expense (income)	(396)	(231)
Directly charged to (credited from) equity	0
Business combinations	0
Spin-off	0
Ending	21,378	21,774	22,005
Incremental costs to acquire contract [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(807,831)	(829,055)
Deferred tax expense (income)	53,492	21,224
Directly charged to (credited from) equity	0
Business combinations	0
Spin-off	4,468
Ending	(749,871)	(807,831)	(829,055)
Contract assets and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,606)	(28,030)
Deferred tax expense (income)	405	25,424
Directly charged to (credited from) equity	0
Business combinations	0
Spin-off	0
Ending	(2,201)	(2,606)	(28,030)
Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(372,297)	(390,936)
Deferred tax expense (income)	(35,851)	18,639
Directly charged to (credited from) equity	0
Business combinations	0
Spin-off	18,646
Ending	(389,502)	(372,297)	(390,936)
Lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	362,476	385,394
Deferred tax expense (income)	38,600	(22,918)
Directly charged to (credited from) equity	0
Business combinations	0
Spin-off	(19,539)
Ending	381,537	362,476	385,394
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	120,514	64,620
Deferred tax expense (income)	(95,537)	(30,310)
Directly charged to (credited from) equity	26,970
Business combinations	(135)	86,204
Spin-off	16,669
Ending	68,481	120,514	64,620
Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,731,793)	(2,455,320)
Deferred tax expense (income)	(384,751)	(102,539)
Directly charged to (credited from) equity	(191,043)	(173,676)
Business combinations	(1,158)	(258)
Spin-off	2,283,012
Ending	(1,025,733)	(2,731,793)	(2,455,320)
Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	127,806	100,516
Deferred tax expense (income)	53,047	27,290
Directly charged to (credited from) equity	0
Business combinations	0
Spin-off	(96,293)
Ending	84,560	127,806	100,516
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	88,223	91,136
Deferred tax expense (income)	7,915	(2,913)
Directly charged to (credited from) equity	0
Business combinations	0
Spin-off	(96,138)
Ending	0	88,223	91,136
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	39,583	9,380
Deferred tax expense (income)	45,132	30,203
Directly charged to (credited from) equity	0
Business combinations	0
Spin-off	(155)
Ending	₩ 84,560	₩ 39,583	₩ 9,380